Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation
(a)	Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Principles of Consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the Consolidated VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the Consolidated VIEs are eliminated upon consolidation. Results of acquired subsidiaries and its Consolidated VIEs are consolidated from the date on which control is transferred to the Company.

Use of estimates
(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, estimating the useful lives of long-lived assets, assessing the initial valuation of the assets acquired and liabilities assumed in a business combination and assets acquisition and the subsequent impairment assessment of long-lived assets and related goodwill, accounting for investments and the subsequent impairment assessment, determining the provision for accounts and other receivable, accounting for deferred income taxes, accounting for share-based compensation arrangements, accounting for mandatorily redeemable noncontrolling interests and redeemable noncontrolling interests and accounting for capital lease. The valuation of and accounting for the Company’s purchase consideration (Note 4) also requires significant estimates and judgments provided by management. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign Currency
(d)	Foreign currency

The functional currency of the Company and its overseas subsidiaries is the United States dollar (“US$”), whereas the functional currency of the Company’s PRC subsidiaries and its Consolidated VIEs is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of the Company and its overseas subsidiaries are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in other comprehensive income within the statements of comprehensive loss.

Convenience Translation
(e)	Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.9430 on December 30, 2016 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and Cash Equivalents
(f)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

Restricted cash
(g)	Restricted cash

Restricted cash mainly represents amounts held by a few banks in escrow as security for credit facilities, the guarantee of compliance with the network and service requirements of the radio spectrum license awarded by the Hong Kong Telecommunication Authority, the deposits held in escrow for the advances received from end customers subscribing Office 365 and Windows Azure services (the disbursement of which shall be agreed by both Microsoft (China) Co., Ltd. (“Microsoft”) and the Company) and the guarantee of notes payable.

Short-term investments
(h)	Short-term investments

All highly liquid investments with stated maturities of greater than 90 days but less than 365 days are mainly fixed rate time deposits, floating-rate time deposits, floating rate principal guaranteed investments and floating rate principal unguaranteed investments that are classified as held-to-maturity short-term investments, which are stated at their amortized costs, which approximate their estimated fair value for their short-term maturity. The Company accounts for short-term investments in accordance with ASC Topic 320 (“ASC 320”), Investments—Debt and Equity Securities. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses, if any, on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320. When the Company intends to sell an impaired debt security or it is more-likely-than-not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive loss.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive loss. Realized gains or losses are included in earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities would be recognized in earnings when the decline in value is determined to be other-than-temporary.

No impairment loss had been recorded during each of the three years ended December 31, 2014, 2015 and 2016.

Accounts Receivable and Allowance for Doubtful Debt
(i)	Accounts receivable and allowance for doubtful debt

Accounts receivable are carried at net realizable value. An allowance for doubtful debt is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

Inventories
(j)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method. Adjustments to reduce the cost of inventory to its net market value are made, if required, for decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value.

Property and equipment
(k)	Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	10-20 years
Computer and network equipment	4-11 years
Office equipment	5 years
Motor vehicles	5 years

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use.

Intangible assets
(l)	Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives, except for acquired customer relationships in the acquisition of the Managed Network Entities which is amortized using an accelerated method, are amortized using a straight-line method. These amortization methods reflect the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed.

The Company has capitalized certain internal use software development costs in accordance with ASC Subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software, amounting to RMB7,199, RMB23,780 and RMB12,781 (US$1,841) for the years ended December 31, 2014, 2015 and 2016, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include the consulting and service fees paid to a third-party developer that are directly associated with the internal-use software projects during the application development stage and the research staff costs directly associated with the internal-develop software projects during the application development stage. Capitalized internal-use software costs are included in “intangible assets, net”. The amortization expense for capitalized software costs amounted to RMB8,333, RMB5,772 and RMB394 (US$57) for the years ended December 31, 2014, 2015 and 2016, respectively. The unamortized amount of capitalized internal use software development costs was RMB27,619 and RMB40,006 (US$5,762) as of December 31, 2015 and 2016, respectively.

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	3.4 years
Radio spectrum license	15 years
Network use right	20 years
Contract backlog*	5.2 years
Customer relationships*	9.5 years
Supplier relationships*	8.9 years
Licenses*	15 years
Trade Name*	15.1 years
Platform software*	5 years
Non-compete agreement*	5.1 years
Internally use software	7 years
Property management relationship*	9 years

*	Acquired in the acquisitions of subsidiaries.

Land use rights
(m)	Land use rights

The land use rights represent the amounts paid and relevant costs incurred for the rights to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the respective land use rights certificates.

Long-term investments
(n)	Long-term investments

The Company’s long-term investments consist of cost method investments and equity method investments.

In accordance with ASC 325-20, Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Company’s management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. The Company applies the equity method of accounting that is consistent with ASC 323-10 in limited partnerships in which the Company holds a three percent or greater interest. Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investments on the consolidated balance sheets. The Company evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of operations when the decline in value is determined to be other-than-temporary.

No impairment loss had been recorded during each of the three years ended December 31, 2014, 2015 and 2016.

Goodwill
(o)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill as of December 31, 2015 and 2016 were mainly related to its acquisitions of the Managed Network Entities, Fastweb, iJoy, Aipu Group and Dermot Entities. In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present. The Company has adopted Accounting Standards Update No. 2011-08 (“ASU 2011-08”), Intangibles – Goodwill and Others, pursuant to which the Company can elect to perform a qualitative assessment to determine whether the two-step impairment testing on goodwill is necessary. The performance of the impairment test in accordance to ASC 350 involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. As of December 31, 2015, the Company had one single reporting unit which is also its only operating segment. Goodwill that has arisen as a result of the acquisitions of subsidiaries was assigned to this reporting unit. Immediately upon the change in segment reporting in 2016, there were two reporting units consisting of two service lines namely Hosting and related services and Managed network services. The goodwill was reassigned to the two reporting units using a relative fair value allocation approach.

In 2016, the Company elected to assess goodwill for impairment using the two-step process. As of October 1, 2016, the Company completed its annual impairment test for goodwill that has arisen out of its acquisitions. The Company determined the fair value of the reporting unit using the income approach based on the discounted expected cash flows associated with the reporting unit. The discounted cash flows for the reporting unit were based on six year projections. Cash flow projections were based on past experience, actual operating results and management best estimates about future developments as well as certain market assumptions. Cash flows after six years were estimated using a terminal value calculation, which considered terminal value growth at 3%, considering the long term revenue growth for entities in a similar industry in the PRC. The discount rate of approximately 13% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital. The resulting fair value of the reporting unit was higher than its carrying value, and as such, the Company was not required to complete the second step; therefore, no impairment losses were recognized in 2016. Similarly, pursuant to the goodwill impairment tests in 2014 and 2015, no impairment losses were recognized.

Impairment of long-lived assets
(p)	Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets.

In 2016, due to the deterioration of the operating results of one of the Company’s asset group, the Company recognized an impairment loss based on the excess of the carrying amount of the asset group over its fair value. The Company determined the fair value of the asset group using the income approach based on the discounted expected cash flows associated with the asset group. The discounted cash flows for the asset group were based on eight year projections which is consistent with the remaining useful lives of its principal assets. Cash flow projections were based on past experience, actual operating results and management best estimates about future developments as well as certain market assumptions. The discount rate of approximately 13% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital.

The impairment loss reduced the carrying amount of the long-lived assets of a group on a pro-rata basis using the relative carrying amount of those assets.

The Company recorded impairment charges associated with its long-lived assets and acquired intangibles as follows:

	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Impairment of property and equipment	—	—	238,144	34,300
Impairment of intangible assets	—	—	154,803	22,296

Fair value of financial instruments
(q)	Fair value of financial instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable and payable, other receivables and payables, bonds payable, short-term, long-term bank and other borrowings, available-for-sale investments, share-settled bonuses, liability-classified restricted share units, mandatorily redeemable noncontrolling interests and balances with related parties. Other than the bonds payable, long-term bank and other borrowings, share-settled bonuses, mandatorily redeemable noncontrolling interests and the contingent consideration payable included in the balances with related parties, the carrying values of these financial instruments approximate their fair values due to their short-term maturities.

The carrying amounts of long-term bank and other borrowings approximate their fair values since they bear interest rates which approximate market interest rates. The contingent considerations in both cash and shares and share-settled bonuses are initially measured at fair value on the acquisition dates of the acquired businesses and the date of grant, respectively, and subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The mandatorily redeemable noncontrolling interest is initially recognized at its issuance value. The Company recognizes changes in the redemption value based on the higher of its redemption value at the end of each reporting period and the original issuance value as interest expense. In 2016, the mandatorily redeemable noncontrolling interest was fully settled.

The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of the contingent consideration in both cash and shares and mandatorily redeemable controlling interests that are recognized in the consolidated financial statements. Based on the quoted market price as of December 31, 2016, the fair value of the bonds payable was RMB418,497 (US$60,276) (Note 30).

Revenue recognition
(r)	Revenue recognition

The Company provides hosting and related services including hosting of customers’ servers and networking equipment, connecting customers’ servers with internet backbones, content delivery network services optimizing speed and security of data transmission, virtual private network services providing encrypted secured connection to public internet and other value-added services.

The Company also provides managed network services to enable its customers to deliver data across the internet in a faster and more reliable manner through extensive data transmission network and BroadEx smart routing technology, and to get the last-mile broadband internet connection services in large metro areas in China.

Consistent with the criteria under ASC topic 605 (“ASC 605”), Revenue Recognition, the Company recognizes revenue from sales of these services when there is a signed sales agreement with fixed or determinable fees, services have been provided to the customer and collection of the resulting customer’s receivable is reasonably assured.

The Company’s services are provided under the terms of a master service agreement, which will typically accompany a one-year term renewal option with the same terms and conditions. Customers can choose at the outset of the arrangement to either use the Company’s services through a monthly fixed fee arrangement or choose a plan based on actual bandwidth or traffic volume used during the month at fixed pre-set rates. The Company recognizes and bills for revenue for excess usage, if any, in the month of its occurrence to the extent a customer’s usage of the services exceeds their pre-set monthly fixed bandwidth usage and fee arrangements. The rates as specified in the master service agreements are fixed for the duration of the contract term and are not subject to adjustment.

The Company may charge its customers an initial set-up fee prior to the commencement of their services. The Company’s records these initial set-up fees as deferred revenue and recognizes revenue ratably over the period of the customer service agreement. Generally, all the Company’s customers’ service agreements will require some amount of initial set-up along with the selected service subscription.

The Company made sales of software for the Cloud Content Delivery Network (“CDN”) system developed using the Company’s CDN platform technology know-hows. Revenue is recognized when all of the four basic criteria under ASC605-10 are met. In cases where the Company sold software together with post contract services (“PCS”), the arrangement is accounted for as a multiple element arrangement and the arrangement revenue is allocated based on the vendor-specific objective evidence (“VSOE”) of fair value of the products and services. All revenue from the arrangement is deferred and recognized over the PCS term when the VSOE of fair value does not exist.

The Company provides last-mile wired broadband Internet access services, sometimes bundled with broadband related products, to individual and corporate customers at agreed prices. The Company allocates the contract price based on the relative selling price method under which the selling price of each deliverable is determined using VSOE of selling price, third-party evidence (“TPE”) of selling price, or management’s best estimate of the selling price (“BESP”). The Company considers all reasonably available information in determining the BESP, including both market and entity-specific factors. Revenues are recognized for each deliverable when all four criteria under ASC605-10 are met.

The Company evaluates whether it is appropriate to record the gross amount of service sales and related costs or the net amount earned as commissions. Generally, when the Company is primarily obligated in a transaction, have latitude in establishing prices and / or selecting suppliers, or have several but not all of these indicators, revenue is recorded at the gross sale price. The Company generally records the net amounts as commissions earned if the Company is not primarily obligated and do not have latitude in establishing prices. Such amounts earned are determined using a fixed percentage of the gross sales price.

Cash received in advance from customers that are expected to be recognized as revenue upon completion of performance obligations is recorded as deferred revenue when there is no general right of refund; otherwise, it is recorded as advances from customers. Business tax on revenues earned from provision of services to customers is recorded as a deduction from gross revenue to derive net revenue in the same period in which the related revenue is recognized. Most of the Company’s PRC subsidiaries and its Consolidated VIEs are subject to a business tax rate of 3% or 5%. The business tax expenses and other surcharges for the years ended December 31, 2014 and 2015 amounted to RMB25,202 and RMB6,394. Effective since June 2014, VAT of 6% replaced the original business tax for all telecommunication services provided in Mainland China. There was no business tax expense charged in 2016 and afterwards.

Cost of revenues
(s)	Cost of revenues

Cost of revenues consists primarily of telecommunication costs, depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance, data center rental expenses directly attributable to the provision of the IDC services, payroll and other related costs of operations.

Advertising expenditures
(t)	Advertising expenditures

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to RMB19,687, RMB26,360 and RMB20,420 (US$2,941) for the years ended December 31, 2014, 2015 and 2016, respectively.

Research and development expenses
(u)	Research and development expenses

Research and development expenses consist primarily of payroll and related personnel costs for routine upgrades and related enhancements of the Company’s services and network. Research and development expenses are expensed as incurred.

Government grants
(v)	Government grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Company will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the consolidated statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. When the grant relates to an asset, it is recognized as deferred government grants and released to the consolidated statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

Leases
(w)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Company did not enter into any leases whereby it is the lessor for any of the periods presented. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Company entered into capital leases for certain fiber optic cables, network equipment and property in the years ended December 31, 2014, 2015 and 2016.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Company leases office space and employee accommodation under operating lease agreements. Certain lease agreements contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

Capitalized interest
(x)	Capitalized interest

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for these assets have not been made.

As a result of total interest costs capitalized during the period, the interest expense for the year ended December 31, 2014, 2015 and 2016, was as follows:

	2014	2015	2016
	RMB	RMB	RMB	US$
Interest expense and amortization cost of bonds	130,355	172,677	113,367	16,328
Interest expense on bank and other borrowings	66,699	55,391	46,377	6,680
Interest expense on capital lease	40,849	57,189	66,687	9,605

Total interest costs	237,903	285,257	226,431	32,613
Less: Total interest costs capitalized	(5,883)	(11,073)	(27,842)	(4,010)

Interest expense, net	232,020	274,184	198,589	28,603

Income taxes
(y)	Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax” in the consolidated statements of operations.

Share-based compensation
(z)	Share-based compensation

Share options and Restricted Share Units (“RSUs”) granted to employees are accounted for under ASC 718, Compensation—Stock Compensation, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period and/or performance period (which is generally the vesting period) in the consolidated statements of operations.

The Company has elected to recognize compensation expense using the straight-line method for share-based awards granted with service conditions that have a graded vesting schedule. For share-based awards granted with performance conditions, the Company recognizes compensation expense using the accelerated method. The Company commences recognition of the related compensation expense if it is probable that the defined performance condition will be met. To the extent that the Company determines that it is probable that a different number of share-based awards will vest depending on the outcome of the performance condition, the cumulative effect of the change in estimate is recognized in the period of change.

For the performance bonuses that the employees can elect to settle in cash and/or restricted shares at an agreed premium of the Company (“Share-Settled Bonus”), the Company estimates the portion of the arrangement to be settled in equity based on its past settlement practices and classifies such portion as a liability in accordance with ASC718. The Company remeasures the fair value of such liability at each reporting period end through earnings until the actual settlement date, which is the date when the underlying shares were granted to the employees. Subsequent to the settlement date, although the Company accounts for these restricted shares units as an equity award, the original cash bonus amount continues to be classified as a liability within “Accrued expenses and other payables-Others” in the consolidated balance sheets until the end of the six months’ lock-up period as such amounts will be paid to the employees in cash upon the termination of their employment. The fair value of the premium will be reclassified to additional paid in capital and recognized over the remaining lock-up period using the accelerated method, respectively.

A cancellation of the terms or conditions of an equity award under original award in exchange for a new award should be treated as modification. The compensation costs associated with the modified awards are recognized if either the original vesting conditions or the new vesting conditions have been achieved. Total recognized compensation cost for the awards is at least equal to the fair value of the original awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation cost is measured as the excess of the fair value of the replacement awards over the fair value at the modification date. Therefore, in relation to the modified awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term, and (ii) any unrecognized compensation cost of original awards, using either the original term or the new term, whichever results in higher expenses for each reporting period. For modification of a liability award that remains a liability after modification, the liability award continues to be remeasured at fair value at each reporting date.

On April 15, 2016 (“the Modification date”), the Company made revisions to the Share-Settled Bonus to remove the agreed premium and six month lock-up period for the employees above a specified level and the option to settle in share for the employees below a specified level. The modified awards remain as liabilities in accordance with ASC 718 as the Company can only settle the Share-Settled Bonus by issuing variable number of shares until the settlement date or in cash.

On November 26, 2016, the Board approved a new incentive program to replace unvested RSUs to certain individuals with a new bonus scheme which will be settled by issuing a variable number of shares with a fair value equal to fixed dollar amount on the settlement date. The modification was treated as an equity to liability modification in accordance with ASC 718. The Company remeasures the fair value of such liability at each reporting period end through earnings until the actual settlement date, which is the date when the number of underlying shares were fixed and recorded the incremental cost over the remaining vesting term and the unrecognized compensation of original awards using the new term.

The Company elected to estimate forfeitures at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The forfeiture rate is estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in facts and circumstances, if any.

Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in subsequent periods. During the years ended December 31, 2014, 2015 and 2016, the Company estimated that the forfeiture rate for both the management and non-management employees of the Company was 1.66%, 1.10% and 1.81%.

Loss per share
(aa)	Loss per share

In accordance with ASC 260, Earnings per Share, basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net profit attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Contingently issuable shares, including performance-based share awards and contingent considerations to be settled in shares, are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued. Contingently issuable shares are included in the denominator of the diluted loss per share calculation as of the beginning of the period or as of the inception date of the contingent share arrangement, if later, only when dilutive and when all the necessary conditions have been satisfied as of the reporting period end. For contracts that may be settled in ordinary shares or in cash at the election of the Company, share settlement is presumed, pursuant to which incremental shares relating to the number of shares that would be required to settle the contract are included in the denominator of diluted loss per share calculation if the effect is more dilutive. For the contracts that may be settled in ordinary shares or in cash at the election of the counterparty, the more dilutive option of cash or share settlement is used for the purposes of diluted loss per share calculation, pursuant to which share settlement requires the number of shares that would be required to settle the contract be included in the denominator whereas cash settlement requires an adjustment to be made to the numerator for any changes in income or loss that would result as if the contract had been classified as an asset or a liability for accounting purposes during the period for a contract that is classified as equity for accounting purposes, if the effect is more dilutive. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

Share repurchase program
(bb)	Share repurchase program

Pursuant to the Board of Directors’ resolutions on August 26, 2014 and September 4, 2014, the Company’s management is authorized to repurchase up to US$5,000 and US$100,000 of the company’s ADSs respectively (“Share Repurchase Plan II”). During the period from September 2, 2014 to December 31, 2016, the Company repurchased 2,368,610 ADSs, under this plan for a consideration of approximately RMB256,330.

The Company accounted for the repurchased shares as Treasury Stock at cost in accordance to ASC 505-30, Treasury Stock, and the share repurchase is shown separately in the consolidated statement of shareholder’s equity, as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company uses the treasury stock to settle the share consideration for the acquisitions (Note 19), the difference between the fair value at settlement date and the repurchase price is debited into additional paid-in capital. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into accumulated deficit.

Comprehensive loss
(cc)	Comprehensive loss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive loss of the Company includes foreign currency translation adjustments related to the Company and its overseas subsidiaries, whose functional currency is US$.

Segment reporting
(dd)	Segment reporting

In accordance with ASC 280 “Segment Reporting” (“ASC 280”), the Company historically had only one single reportable segment since the Company’s chief executive officer, who has been identified as the Company’s chief operating decision-maker (“CODM”) formerly relied on the consolidated results of operations when making decisions on allocating resources and assessing performance of the Company. On October 1, 2016, the Company changed its reportable segments as the CODM now reviews the operating result of two different services in order to allocate resources and assess performance of the Company. The operations of the Company are organized into two segments, consisting of the Hosting and related services and Managed network services . Hosting and related services business focuses primarily on colocation, interconnectivity, cloud, VPN, hybrid IT and other value-added services. Managed network services focuses on businesses that primarily utilize bandwidth such as CDN service, hosting area network services and last-mile wired broadband service.

The Company has restated the presentation of its reportable segments for prior years to conform with the current year’s presentation.

Employee benefits
(ee)	Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

Comparatives
(ff)	Comparatives
Certain items reported in the prior year’s consolidated financial statements have been reclassified to conform to the current year’s presentation.
Recent accounting pronouncements
(gg)	Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is originally effective for the annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU No. 2015-14, Revenue from Contracts with Customers (“ASU- 2015-14”), defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein.

Early adoption is permitted to the original effective date. The Company is currently evaluating the timing of its adoption and the impact of adopting the new revenue standard on its consolidated financial statements and considering additional disclosure requirements.

In November 2015, the FASB issued ASU No. 2015-17 (“ASU 2015-17”), Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the balance sheet. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. All short-term deferred tax assets and liabilities will be reclassified to long-term assets and liabilities upon adoption of this update. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In January 2016, the FASB issued ASU No. 2016-01 (“ASU 2016-01”), Financial Instruments. ASU 2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”). ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public companies for annual reporting periods and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2016-02 on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), (“ASU 2016-08”) which clarifies the implementation guidance on principal versus agent considerations. The guidance includes indicators to assist an entity in determining whether it controls a specified good or service before it is transferred to the customers. This guidance will be effective for the company in the first quarter of 2018, with the option to adopt it in the first quarter of 2017. The Group is still evaluating the effect if any, that this guidance will have on its consolidated financial statements. In June 2016, the FASB issued ASU No. 2016-13 (“ASU 2016-13”), Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale investments, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). The amendments in ASU 2016-09 simplify several aspects of the accounting for employee share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For public business entities, ASU 2016-09 is effective for annual periods beginning after December 15, 2016 and interim periods within those annual periods. The Company does not expect the implementation of this standard to materially impact its future stock-based compensation expense.

In August 2016, the FASB issued ASU No. 2016-15, Statement of cash flows—Classification of Certain Cash Receipts (“ASU 2016-15”). The amendments in ASU 2016-15 addresses eight specific cash flow issues, including debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)), distributions received from equity method investees, beneficial interests in securitization transactions and separately identifiable cash flows and application of the predominance principle. For public business entities, ASU 2016-15 is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18 (“ASU 2016-18”), Statement of Cash Flows (Topic 230): Restricted Cash. ASU 2016-18 requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This standard is effective for public business entities in the first quarter of 2018. Early adoption is permitted. The Company is currently evaluating the effect that this guidance will have on our consolidated financial statements and related disclosures.

In January 2017, FASB has issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, clarifying the definition of a business. The ASU affects all companies and other reporting organizations that must determine whether they have acquired or sold a business. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The ASU is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04(“ASU 2017-04”), Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. This standard is effective for public business entities in the first quarter of 2020. Early adoption is permitted. The Company is currently evaluating the effect that this guidance will have on our consolidated financial statements and related disclosures.